Investment Strategy - Kurv SK Hynix Enhanced Income ETF	Jul. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to primarily invest under normal circumstances in common stock of SK hynix Inc. commonly known as SK hynix (“SKHYNIX” or “Underlying Security”), American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) with respect to SKHYNIX (“SKHYNIX Depository Receipts”) and/or derivative instruments on SKHYNIX or SKHYNIX Depository Receipts, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

SKHYNIX Depository Receipts and derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. SKHYNIX Depository Receipts and derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments and options on such ETFs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Fund primarily uses swaps and option contracts on the Underlying Security or SKHYNIX Depository Receipts, including FLEX options, to gain exposure to the Underlying Security. The value of option or swap contracts on the Underlying Security or SKHYNIX Depository Receipt should closely track changes in the Underlying Security’s prices.

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security or SKHYNIX Depository Receipt. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security or SKHYNIX Depository Receipt.

The Fund may also gain long exposure via purchasing shares of the Underlying Security or SKHYNIX Depository Receipts or creating a synthetic long position. To achieve a synthetic long exposure, the Fund may gain exposure through buying call options of the Underlying Security or SKHYNIX Depository Receipts and, simultaneously, sells put options of the Underlying Security or SKHYNIX Depository Receipts with the same expiries and strike prices to try to replicate the price movements of the Underlying Security or SKHYNIX Depository Receipts. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the Underlying Security or SKHYNIX Depository Receipts for the duration of the application option exposure. The synthetic long position to the Underlying Security or SKHYNIX Depository Receipts will not exceed 200% of net asset value.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security, SKHYNIX Depository Receipts or derivatives on the Underlying Security or SKHYNIX Depository Receipts. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds.

The Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on the Underlying Security or SKHYNIX Depository Receipts to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security or SKHYNIX Depository Receipt’s call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security or SKHYNIX Depository Receipt’s price. If the price of the Underlying Security or SKHYNIX Depository Receipts increases, the above-referenced synthetic and/or holding the Underlying Security or SKHYNIX Depository Receipts directly would allow the Fund to experience similar percentage gains. However, if the Underlying Security or SKHYNIX Depository Receipt’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security or SKHYNIX Depository Receipts exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security or SKHYNIX Depository Receipts and the sold (short) the Underlying Security or SKHYNIX Depository Receipt’s call positions) will limit the Fund’s participation in gains in the Underlying Security or SKHYNIX Depository Receipt’s price beyond a certain point.

When the Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security, however, the Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security or SKHYNIX Depository Receipts. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the Underlying Security or SKHYNIX Depository Receipts to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security or SKHYNIX Depository Receipt’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of the Underlying Security or SKHYNIX Depository Receipt’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security or SKHYNIX Depository Receipt share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from the Underlying Security or SKHYNIX Depository Receipt’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security or SKHYNIX Depository Receipt may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Fund with a view toward enhancing the Fund’s total return.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis. The G10 currencies are ten of the most heavily traded and liquid currencies in the world and consist of the Euro, Pound Sterling, Australian Dollar, New Zealand Dollar, US Dollar, Canadian Dollar, Swiss Franc, Norwegian Krone, Swedish Krona and Yen.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may also enter into reverse repurchase agreements. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which SK hynix Inc. (together with its affiliates, “SKHYNIX”) is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which SKHYNIX is assigned).

Information About SK hynix Inc.

SKHYNIX engages in the manufacture, distribution, and sale of semiconductor products worldwide. The company was founded in 1949 and is headquartered in Icheon-si, South Korea. SKHYNIX offers memory semiconductor products, including DRAM, NAND flash, multi-chip package, etc.; and system semiconductors, such as CMOS image sensors, etc. Its products are used in server, networking, mobile, personal computer, consumer, and automotive applications. The company was formerly known as Hynix Semiconductor Inc. and changed its name to SK hynix, Inc. in March 2012. SKHYNIX is listed on the Korea Exchange.

As of the date of this prospectus, the American Depositary Shares of SK hynix Inc. are not yet listed on a U.S. national securities exchange, and SK hynix Inc. is not yet subject to the reporting requirements of the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). SK hynix Inc.’s common shares are currently listed and traded on the Korea Exchange (“KRX”) under the identification code 000660. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the U.S. Information regarding SK hynix Inc. may be obtained from publicly available sources, including but not limited to, the company’s website, filings with the Financial Supervisory Service of South Korea, press releases, newspaper articles and other publicly disseminated documents.

The American Depositary Shares of SK hynix Inc. have been registered under the U.S. Securities Act of 1933, as amended (the “Securities Act”) pursuant to a registration statement on Form F-1 filed with the Securities and Exchange Commission (SEC File No. 333-296987). Upon listing on a U.S. national securities exchange, SK hynix Inc. will also become subject to the reporting requirements of the Exchange Act and will be required to file periodic reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission about SK hynix Inc. can be located through the Securities and Exchange Commission’s website at www.sec.gov. SKHYNIX is expected to commence its initial U.S. listing on the Nasdaq Global Select Market on or about July 10, 2026.

The Fund has derived all disclosures contained in this document regarding SK hynix Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SK hynix Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SKHYNIX or SKHYNIX Depository Receipts have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SK hynix Inc. could affect the value of the Fund’s investments with respect to SKHYNIX and therefore the value of the Fund. Lastly, neither the Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations investors as to the performance of SKHYNIX.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security, SKHYNIX Depository Receipts or derivatives on the Underlying Security or SKHYNIX Depository Receipts.